Trade receivables	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade Receivables [Abstract]
Trade receivables

20. Trade receivables

	2025	2024
Trade receivables	104,817	104,144
Less: allowance for expected credit losses	(1,295)	(778)
Trade receivables—net	103,522	103,366

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2025	2024
EUR	30,788	31,660
GBP	21,155	19,670
USD	20,116	29,931
CNY	17,956	13,616
SEK	4,430	2,701
Other	9,077	5,788
Total	103,522	103,366

For more information on aging schedule and the allowance for expected credit losses, please see Note 3.1.2 “Credit risk”.

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.